PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Detailed Information about Property, Plant and Equipment

	Computer Equipment	Software	Field equipment and Vehicles	Office, Furniture and Leasehold Improvements	Road	Total
Cost
At December 31, 2020	$451	$1,060	$6,822	$5,142	$2,079	$15,554
Reclassification	-	-	(275)	275	-	-
Additions	46	295	98	858	-	1,297
Disposals	-	-	-	(494)	-	(494)
At December 31, 2021	$497	$1,355	$6,645	$5,781	$2,079	$16,357
Additions	122	4	20	110	-	256
Balance as at December 31, 2022	$619	$1,359	$6,665	$5,891	$2,079	$16,613

Accumulated Depreciation
At December 31, 2020	$370	$841	$3,761	$1,420	$1,583	$7,975
Reclassification	-	-	(193)	193	-	-
Depreciation	57	202	612	885	389	2,145
Disposals	-	-	-	(382)	-	(382)
At December 31, 2021	$427	$1,043	$4,180	$2,116	$1,972	$9,738
Depreciation	89	172	523	982	61	1,827
Balance as at December 31, 2022	$516	$1,215	$4,703	$3,098	$2,033	$11,565

Net book value at December 31, 2021	$70	$312	$2,465	$3,665	$107	$6,619
Net book value at December 31, 2022	$103	$144	$1,962	$2,793	$46	$5,048